Discontinued Operations (Details) - Schedule of Operating Attributed to Discontinued Operation - Discontinued operations [member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Discontinued Operations (Details) - Schedule of Operating Attributed to Discontinued Operation [Line Items]
Revenues from sales		$ 5,704
Cost of sales		4,734
Gross profit		970
Sales and marketing expenses		250
General and administrative expenses		129
Operating income		591
Finance expenses, net	1,057	117
Income (loss) for the period	$ (1,057)	$ 470